4. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended	31 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Summary Of Significant Accounting Policies Details Narrative
Research and development costs	$ 1,399,875	$ 110,656	$ 2,113,813	$ 286,889	$ 63,812	$ 1,292,296	$ 3,008,326